INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2020
INTANGIBLE ASSETS
Schedule of intangible assets

	As of September 30,
	2020	2019
Land use rights, cost	$586,389	$557,011
Software, cost	517,954	517,105
Other intangible assets, cost	1,643	1,561
Less: accumulated amortization	(176,965)	(156,960)
Intangible assets, net	$929,021	$918,717